CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
REVENUE
Real estate rentals	$ 210,535	$ 193,637	$ 186,871
Tenant reimbursement	45,834	42,330	44,294
TOTAL REVENUE	256,369	235,967	231,165
EXPENSES
Depreciation/amortization related to real estate investments	61,169	55,554	54,183
Utilities	19,131	17,399	17,981
Maintenance	29,109	26,267	28,808
Real estate taxes	33,954	31,167	30,234
Insurance	3,902	3,481	2,238
Property management expenses	15,355	18,594	20,277
Provision	1,008	(142)	665
Administrative expenses	7,904	6,694	6,617
Advisory and trustee services	590	687	605
Other expenses	2,173	1,898	1,747
Amortization related to non-real estate investments	3,230	3,183	2,669
TOTAL EXPENSES	177,525	164,782	166,024
Gain on involuntary conversion	5,084	274	0
Operating income	83,928	71,459	65,141
Interest expense	(62,268)	(63,250)	(61,913)
Interest income	222	148	259
Other income	526	638	282
Income from continuing operations	22,408	8,995	3,769
Income from discontinued operations	7,564	711	20,582
NET INCOME	29,972	9,706	24,351
Net income attributable to noncontrolling interests - Operating Partnership	(3,633)	(1,359)	(4,449)
Net (income) loss attributable to noncontrolling interests - consolidated real estate entities	(809)	(135)	180
Net income attributable to Investors Real Estate Trust	25,530	8,212	20,082
Dividends to preferred shareholders	(9,229)	(2,372)	(2,372)
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 16,301	$ 5,840	$ 17,710
Earnings per common share from continuing operations - Investors Real Estate Trust - basic and diluted	$ 0.11	$ 0.06	$ 0.01
Earnings (loss) per common share from discontinued operations - Investors Real Estate Trust - basic and diluted	$ 0.06	$ 0.01	$ 0.21
NET INCOME PER COMMON SHARE - BASIC & DILUTED	$ 0.17	$ 0.07	$ 0.22